Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment
Schedule of property and equipment, net

Property and equipment, net consisted of the following as of December 31, 2020 and 2019:

	As of December 31,
	2020			2019
			Property and			Property and
	Property and	Accumulated	Equipment,	Property and	Accumulated	Equipment,
(in thousands)	Equipment	Depreciation	Net	Equipment	Depreciation	Net
Leasehold improvements	$3,583	$(2,507)	$1,076	$3,569	$(2,072)	$1,497
Furniture & equipment	5,719	(3,810)	1,909	5,499	(3,109)	2,390
Computer hardware	45,865	(29,115)	16,750	36,979	(23,174)	13,805
Computer software	33,903	(27,796)	6,107	32,905	(23,055)	9,850
Capitalized software development	341,844	(180,055)	161,789	283,391	(132,941)	150,450
Total Property and Equipment	$430,914	$(243,283)	$187,631	$362,343	$(184,351)	$177,992